Income Tax - Current and net deferred tax recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Net deferred tax—debited directly to equity	$ (8,884)	$ (40,092)
Current and deferred tax recognized directly in equity	$ (8,884)	$ (40,092)